Condensed Consolidating Balance Sheet (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 17, 2010	Dec. 31, 2009	Jun. 30, 2013 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2013 Issuers Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Issuers Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Issuers Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2013 Subsidiary Guarantors Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Subsidiary Guarantors Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Subsidiary Guarantors Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2013 Subordinated Subsidiary Guarantors Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Subordinated Subsidiary Guarantors Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Subordinated Subsidiary Guarantors Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2013 Non-Guarantor Subsidiaries Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2013 Eliminations Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Eliminations Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Eliminations Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	$ 983,461,016	$ 822,587,739				$ 1,008,159,681	$ 983,461,016	$ 822,587,739	$ 51,062	$ 53,750		$ 729,038,969	$ 731,036,359	$ 606,845,986	$ 195,330,213	$ 197,221,045	$ 192,578,582	$ 83,739,437	$ 55,149,862	$ 23,163,171
Cash and cash equivalents	17,876,319	40,862,023	13,029,474		15,542,507	15,019,709	15,534,373	39,203,727	15,800,963	16,869,495	42,354,896	(1,356,813)	1,746,141	(2,874,571)	(39,192)	(68,241)	242,153	614,751	479,260	(518,751)
Deferred financing costs, net	14,651,265	13,142,330				13,067,429	14,651,265	13,142,330	8,239,927	8,964,976	7,777,902				4,813,397	5,672,918	5,335,606	14,105	13,371	28,822
Other	11,315,865	5,864,045				86,631,331	83,540,040	74,829,165	13,510,727	15,737,837	16,119,370	54,968,199	50,372,586	45,436,106	14,323,021	14,120,937	13,050,469	3,829,384	3,308,680	223,220
Investment in and due from related parties, net									959,869,614	711,027,894	541,083,875			54,544,148			(375,955,067)			(7,429,077)	(959,869,614)	(711,027,894)	(212,243,879)
Total assets	1,099,528,640	951,421,257				1,122,878,150	1,097,186,694	949,762,961	997,472,293	752,653,952	607,336,043	782,650,355	779,662,804	703,951,669	214,427,439	216,946,659	(164,748,257)	88,197,677	58,951,173	15,467,385	(959,869,614)	(711,027,894)	(212,243,879)
Secured notes payable and other debt	705,153,415	600,473,578				496,740,202	705,153,415	600,473,578	402,971,100	403,180,433	302,552,127				80,000,000	280,506,139	284,159,963	13,769,102	21,466,843	13,761,488
Due to related parties							7,548,245	6,726,541		7,542,333	6,726,541					5,912
Tenant security and escrow deposits	18,278,172	15,739,917				17,177,810	18,278,172	15,739,917		50,000	385,000	12,781,430	14,202,777	11,657,191	3,341,483	3,560,361	3,471,445	1,054,897	465,034	226,281
Accounts payable and accrued expenses	24,207,814	18,124,167				18,117,606	24,207,814	18,124,167	12,789,236	13,702,409	9,476,684	2,994,814	6,152,923	4,642,499	1,651,083	3,988,102	3,313,960	682,473	364,380	691,024
Other liabilities	31,386,742	34,824,629				9,448,315	21,497,551	61,440,792	317,740	7,677,280	40,937,725	8,235,281	9,090,462	10,898,071	895,294	4,729,809	9,604,996
Total liabilities	779,026,143	704,162,291				541,483,933	776,685,197	702,504,995	416,078,076	432,152,455	360,078,077	24,011,525	29,446,162	27,197,761	85,887,860	292,790,323	300,550,364	15,506,472	22,296,257	14,678,793
Total equity	320,502,497	247,258,966	245,156,618	20,312,694	74,562,108	581,394,217	320,501,497	247,257,966	581,394,217	320,501,497	247,257,966	758,638,830	750,216,642	676,753,908	128,539,579	(75,843,664)	(465,298,621)	72,691,205	36,654,916	788,592	(959,869,614)	(711,027,894)	(212,243,879)
Total liabilities and equity	$ 1,099,528,640	$ 951,421,257				$ 1,122,878,150	$ 1,097,186,694	$ 949,762,961	$ 997,472,293	$ 752,653,952	$ 607,336,043	$ 782,650,355	$ 779,662,804	$ 703,951,669	$ 214,427,439	$ 216,946,659	$ (164,748,257)	$ 88,197,677	$ 58,951,173	$ 15,467,385	$ (959,869,614)	$ (711,027,894)	$ (212,243,879)